COMMITMENTS AND CONTINGENT LIABILITIES - Future minimum payments under non-cancelable operating leases (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY
Commitments and Contingencies Disclosure [Abstract]
2014	$ 275	1,678
2015	169	1,031
2016	71	431
2017	68	415
2018	58	358
2019 and thereafter	248	1,513
Total minimum lease payments	$ 889	5,426